Revenue (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Deferred revenue	$ 511,000	$ 3,000